Notes Payable - Maturity Schedule (Details) - USD ($) $ in Millions	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
2022	$ 10.0	$ 10.0
2023		10.0
Long-term debt	$ 17.5	$ 20.0